Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-Based Compensation [Abstract]
Share-Based Compensation

13. Share-Based Compensation

There has been no material change in the assumptions used to compute the fair value of our equity awards, nor in the method used to account for share-based compensation from those stated in our 2019 Annual Report.

The following table presents share-based compensation expense included in our condensed consolidated statements of comprehensive loss for the three months ended June 30, 2020 and 2019, respectively (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019
Research and development expenses	$-	$-	$-	$5
Selling, general and administrative expenses	303	48	764	110
Total share-based compensation expense	$303	$48	$764	$115

As of June 30, 2020, there was $0.8 million of total unrecognized compensation cost related to all non-vested share-based compensation awards.  The cost is expected to be recognized over a weighted-average period of approximately 1 year.

On January 14, 2020, the Board granted nonqualified stock options to purchase 218,000 shares at an exercise price of $0.21 and 171,000 restricted shares awards (“RSAs”) to former directors in settlement of approximately $0.3 million in past Board and committee compensation fees.  The options and RSAs vest immediately upon grant and the options expire five years from the grant date.

On February 9, 2020, the Board approved awards under the Company’s 2019 Long Term Incentive Plan (the “2019 Plan”) to executives and other key employees. The awards included 675,000 restricted share units (“RSUs”) and 150,000 nonqualified stock options at an exercise price of $0.33 per share.  Fifty percent (50%) of the RSUs vest on May 9, 2020 and the remaining RSUs vest in four equal quarterly installments commencing August 9, 2020.  The options vest 50% upon grant with the remainder vesting in four equal quarterly installments commencing May 10, 2020.

In addition, on February 9, 2020, the Board approved equity awards to independent directors under the 2019 Plan for the directors’ continued waiver of all cash fees for board or committee service.  The awards included 150,000 RSUs and 300,000 nonqualified stock options at an exercise price of $0.33 per share. The non-employee director awards vest 50% upon grant with the remaining portion vesting in four equal quarterly installments commencing May 9, 2020.  The Board also awarded an immediately vested option to purchase 100,000 shares at an exercise price of $0.33 per share under the Company’s 2011 Long Term Incentive Equity Plan to Robert Sterne in exchange for Mr. Sterne’s waiver of approximately $0.1 million in accrued and unpaid fees for board and committee service from 2016 to 2018.  Each of the options awarded expire on February 9, 2027.

Non-Employee Compensation

On June 7, 2020, we extended our 2019 business consulting and retention agreement with Mark Fisher to provide business advisory services to us through 2020.  As consideration for services to be provided under the 12-month term of the consulting agreement, we issued a restricted stock award (RSA) of 20,000 shares of common stock through the 2019 Long Term Incentive Plan in exchange for a nonrefundable retainer for services valued at approximately $0.01 million.  The value of the shares issued was recognized as share-based compensation at the time of issuance.

14. SHARE-BASED COMPENSATION

The following table presents share-based compensation expense included in our consolidated statements of comprehensive loss for the years ended December 31, 2019 and 2018, respectively (in thousands):

	2019	2018
Research and development expense	$5	$169
Selling, general, and administrative expense	584	831
Restructuring expense	-	50
Total share-based compensation expense	$589	$1,050

We did not capitalize any expense related to share-based payments.  As of December 31, 2019, there was $1.1 million of total unrecognized compensation cost related to all non-vested share-based compensation awards.  That cost is expected to be recognized over a weighted-average period of approximately 1.4 years.

Stock Incentive Plans

2019 Long-Term Incentive Equity Plan

We adopted a long-term incentive equity plan in August 2019 that provides for the grant of stock-based awards to employees, officers, directors and consultants, not to exceed 12.0 million shares of common stock (the “2019 Plan”).   The 2019 Plan provides for benefits in the form of nonqualified stock options, stock appreciation rights, restricted stock awards, and other stock based awards.  Forfeited and expired options under the 2019 Plan become available for reissuance.  The plan provides that non-employee directors may not be granted awards that exceed the lesser of 1.0 million shares or $175,000 in value, calculated based on grant-date fair value.

On August 7, 2019, our Board approved the grant of nonqualified stock options for the purchase of an aggregate of 10,550,000 shares of our common stock with an exercise price of $0.17 per share, vesting in 8 equal quarterly increments commencing September 1, 2019. The option grants were made to executive officers, key employees and non-employee directors and have an aggregate grant date fair value of approximately $1.5 million.  At December 31, 2019, 1,450,000 shares of common stock were available for future grants under the 2019 Plan.

2011 Long-Term Incentive Equity Plan

We adopted a long-term incentive equity plan in September 2011 that, as amended in 2014, 2016 and 2017, provides for the grant of stock-based awards to employees, officers, directors and consultants, not to exceed 3.0 million shares of common stock (the “2011 Plan”).  The 2011 Plan provides for benefits in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, and other stock based awards.  Forfeited and expired options under the 2011 Plan become available for reissuance.  The plan provides that no participant may be granted awards in excess of 150,000 shares in any calendar year.  At December 31, 2019, 588,127 shares of common stock were available for future grants under the 2011 Plan.

2008 Equity Incentive Plan

We adopted an equity incentive plan in August 2008 (the “2008 Plan”).  The 2008 Plan provides for the grant of stock-based awards to employees (excluding named executives), directors and consultants, not to exceed 50,000 shares of common stock.  The 2008 Plan provides for benefits in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, and other stock based awards.  Forfeited and expired options under the 2008 Plan become available for reissuance.  The plan provides that no participant may be granted awards in excess of 5,000 shares in any calendar year.  At December 31, 2019, 20,473 shares of common stock were available for future grants under the 2008 Plan.

2000 Performance Equity Plan

We adopted a performance equity plan in July 2000 (the “2000 Plan”). The 2000 Plan provided for the grant of options and other stock awards to employees, directors and consultants, not to exceed 500,000 shares of common stock.  The 2000 Plan provided for benefits in the form of incentive and nonqualified stock options, stock appreciation rights, restricted stock awards, stock bonuses and various stock benefits or cash.  No additional awards may be granted under this plan.

Restricted Stock Awards

RSAs are issued as executive and employee incentive compensation and as payment for services to others.  The value of the award is based on the closing price of our common stock on the date of grant.  RSAs are generally immediately vested.

Restricted Stock Units

RSUs are issued as incentive compensation to executives, employees, and non-employee directors.  Each RSU represents a right to one share of our common stock, upon vesting.  The RSUs are not entitled to voting rights or dividends, if any, until vested.  RSUs generally vest over a one to three year period for employee awards and a  one year period for non-employee director awards.  The fair value of RSUs is generally based on the closing price of our common stock on the date of grant and is amortized to share-based compensation expense over the estimated life of the award, generally the vesting period.

RSAs and RSUs

The following table presents a summary of RSA and RSU activity under the 2000, 2008, 2011, and 2019 Plans (collectively, the “Stock Plans”) as of December 31, 2019 (shares in thousands):

	Non-vested Shares
	Shares	Weighted-Average Grant Date Fair Value
Non-vested at beginning of year	14	$1.98
Granted	-	-
Vested	(11)	1.98
Forfeited	(3)	1.98
Non-vested at end of year	-	$-

The total fair value of RSAs and RSUs vested under the Stock Plans for the year ended December 31, 2019 was $2,000.

Stock Options

Stock options are issued as incentive compensation to executives, employees and non-employee directors.  Stock options are generally granted with exercise prices at or above fair market value of the underlying shares at the date of grant.  The fair value of options granted is estimated using the Black-Scholes option pricing model.  Generally, fair value is determined as of the grant date.  Options for employees, including executives and non-employee directors, are generally granted under the Stock Plans.

The following table presents a summary of option activity under the Stock Plans for the year ended December 31, 2019 (shares in thousands):

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value ($)
Outstanding at beginning of year	1,228	$7.09
Granted	10,550	0.17
Exercised	-	-
Forfeited	(64)	0.63
Expired	(304)	22.18
Outstanding at end of year	11,410	0.33	4.60	years	$-
Vested at end of year	3,435	$0.68	4.67	years	$-

The weighted average per share fair value of option shares granted during the years ended December 31, 2019 and 2018 was $0.14 and $0.46, respectively.  The total fair value of option shares vested was $0.5 million for each of the years ended December 31, 2019 and 2018.

The fair value of option grants under the Stock Plans for the years ended December 31, 2019 and 2018, respectively, was estimated using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31,
	2019	2018
Expected option term [1]	5 years	5 to 6 years
Expected volatility factor [2]	119.1%	68.8% to 93.6%
Risk-free interest rate [3]	1.6%	2.6% to 3.0%
Expected annual dividend yield	0%	0%

[1] The expected term was generally determined based on historical activity for grants with similar terms and for similar groups of employees and represents the period of time that options are expected to be outstanding.  For employee options, groups of employees with similar historical exercise behavior are considered separately for valuation purposes.

[2] The stock volatility for each grant is measured using the weighted average of historical daily price changes of our common stock over the most recent period equal to the expected option life of the grant.

[3] The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the measurement date.

Options by Price Range

The options outstanding at December 31, 2019 under all plans have exercise price ranges, weighted average contractual lives, and weighted average exercise prices as follows (weighted average lives in years and shares in thousands):

	Options Outstanding			Options Vested
Range of Exercise Prices	Number Outstanding at December 31, 2019	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life	Number Exercisable at December 31, 2019	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life
$0.171 - $0.60	10,988	$0.19	4.62	3,013	$0.22	4.75
$1.98 - $13.80	411	2.81	4.24	411	2.81	4.24
$38.80 - $45.10	11	43.72	0.83	11	43.72	0.83
	11,410	$0.33	4.60	3,435	$0.68	4.67

Upon exercise of options under all plans, we issue new shares of our common stock.  For shares issued upon exercise of equity awards granted under the Stock Plans, the shares of common stock are registered.  For shares issued upon exercise of non-plan awards, the shares are not registered unless they have been subsequently registered by us on a registration statement.  We had no option exercises for the years ended December 31, 2019 or 2018.